UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited
          as general partner
Name:     Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England             November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       8

Form 13F Information Table Entry Total:  83

Form 13F Information Table Value Total: $7,782,673
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F
No.    File Number         Name
---    -----------         ----

1.     028-11976     Lansdowne Global Financials Fund Ltd.
2.     028-11978     Lansdowne UK Equity Fund Ltd.
3.     028-11979     Lansdowne European Equity Fund Ltd.
4.     028-12718     Lansdowne Global Financials Fund, L.P.
5.     028-13403     Lansdowne European Long Only Fund Ltd.
6.     028-13736     Lansdowne UK Strategic Investment Master Fund Ltd.
7.     028-13734     Lansdowne UK Equity Fund L.P.
8.     028-13735     Lansdowne European Strategic Equity Fund L.P.


                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2010

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                     VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP    (X1000)   PRN AMT  PRN CALL   DISCRETION  MANGRS      SOLE   SHARED  NONE
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   59,613    1,402,985 SH        DEFINED      7        1,402,985
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101  354,058    8,332,746 SH        DEFINED      2        8,332,746
ACCENTURE PLC IRELAND         SHS CLASS A       G1151C101   21,002      494,289 SH        DEFINED      6          494,289
ALCOA INC                     COM               013817101    9,613      793,829 SH        DEFINED      3          793,829
ALCOA INC                     COM               013817101    3,963      327,274 SH        DEFINED      5          327,274
ALCOA INC                     COM               013817101    4,638      383,000 SH        DEFINED      8          383,000
ALCOA INC                     COM               013817101    7,664      632,897 SH        SOLE                    632,897
BLACKROCK INC                 COM               09247X101   11,934       70,096 SH        DEFINED      4           70,096
BLACKROCK INC                 COM               09247X101   40,755      239,385 SH        DEFINED      1          239,385
CENTRAL EUROPEAN DIST CORP    COM               153435102    5,942      266,236 SH        DEFINED      3          266,236
CENTRAL EUROPEAN DIST CORP    COM               153435102    2,171       97,248 SH        DEFINED      5           97,248
CENTRAL EUROPEAN DIST CORP    COM               153435102    2,864      128,296 SH        DEFINED      8          128,296
CENTRAL EUROPEAN DIST CORP    COM               153435102    4,213      188,748 SH        SOLE                    188,748
CIT GROUP INC                 COM NEW           125581801   16,494      404,077 SH        DEFINED      4          404,077
CIT GROUP INC                 COM NEW           125581801   49,521   12,665,111 SH        DEFINED      4       12,665,111
CIT GROUP INC                 COM NEW           125581801   56,320    1,379,722 SH        DEFINED      1        1,379,722
CIT GROUP INC                 COM NEW           125581801  169,082   43,243,557 SH        DEFINED      1       43,243,557
CME GROUP INC                 COM               12572Q105   12,974       49,815 SH        DEFINED      4           49,815
CME GROUP INC                 COM               12572Q105   44,300      170,092 SH        DEFINED      1          170,092
COCA COLA CO                  COM               191216100  116,357    1,988,325 SH        DEFINED      7        1,988,325
COCA COLA CO                  COM               191216100  690,990   11,807,759 SH        DEFINED      2       11,807,759
COCA COLA CO                  COM               191216100   55,470      947,885 SH        DEFINED      6          947,885
COLGATE PALMOLIVE CO          COM               194162103   86,519    1,125,676 SH        DEFINED      7        1,125,676
COLGATE PALMOLIVE CO          COM               194162103  513,800    6,684,883 SH        DEFINED      2        6,684,883
COLGATE PALMOLIVE CO          COM               194162103   36,622      476,480 SH        DEFINED      6          476,480
CREDICORP LTD                 COM               G2519Y108    9,919       87,089 SH        DEFINED      4           87,089
CREDICORP LTD                 COM               G2519Y108   33,875      297,411 SH        DEFINED      1          297,411
FRONTIER COMMUNICATIONS CORP  COM               35906A108      176       21,600 SH        DEFINED      7           21,600
FRONTIER COMMUNICATIONS CORP  COM               35906A108    1,049      128,400 SH        DEFINED      2          128,400
GOLDMAN SACHS GROUP INC       COM               38141G104    2,036       14,083 SH        DEFINED      4           14,083
GOLDMAN SACHS GROUP INC       COM               38141G104    6,945       48,036 SH        DEFINED      1           48,036
GOLDMAN SACHS GROUP INC       COM               38141G104   67,069      463,890 SH        DEFINED      7          463,890
GOLDMAN SACHS GROUP INC       COM               38141G104  398,378    2,755,419 SH        DEFINED      2        2,755,419
GOLDMAN SACHS GROUP INC       COM               38141G104   20,483      141,670 SH        DEFINED      6          141,670
INTEL CORP                    COM               458140100   86,377    4,498,813 SH        DEFINED      7        4,498,813
INTEL CORP                    COM               458140100  513,031   26,720,347 SH        DEFINED      2       26,720,347
INTEL CORP                    COM               458140100   35,914    1,870,514 SH        DEFINED      6        1,870,514
INTERNATIONAL BUSINESS MACHS  COM               459200101  103,264      769,820 SH        DEFINED      7          769,820
INTERNATIONAL BUSINESS MACHS  COM               459200101  613,313    4,572,189 SH        DEFINED      2        4,572,189
INTERNATIONAL BUSINESS MACHS  COM               459200101   40,399      301,172 SH        DEFINED      6          301,172
ISHARES TR                    RUSSELL 2000      464287655   24,300        3,600     CALL  SOLE                      3,600
ISHARES TR                    RUSSELL 2000      464287655  144,450       21,400     CALL  DEFINED      2           21,400
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106   39,280    1,624,468 SH        DEFINED      4        1,624,468
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106  134,128    5,547,082 SH        DEFINED      1        5,547,082
JPMORGAN CHASE & CO           COM               46625H100   28,017      736,125 SH        DEFINED      4          736,125
JPMORGAN CHASE & CO           COM               46625H100   95,678    2,513,875 SH        DEFINED      1        2,513,875
JPMORGAN CHASE & CO           COM               46625H100  135,956    3,572,137 SH        DEFINED      7        3,572,137
JPMORGAN CHASE & CO           COM               46625H100  807,486   21,216,132 SH        DEFINED      2       21,216,132
JPMORGAN CHASE & CO           COM               46625H100   53,750    1,412,234 SH        DEFINED      6        1,412,234
KEYCORP NEW                   COM               493267108   29,128    3,659,340 SH        DEFINED      4        3,659,340
KEYCORP NEW                   COM               493267108   99,456   12,494,506 SH        DEFINED      1       12,494,506
MEDIVATION INC                COM               58501N101    4,842      372,444 SH        DEFINED      7          372,444
MEDIVATION INC                COM               58501N101   29,153    2,242,517 SH        DEFINED      2        2,242,517
MEDIVATION INC                COM               58501N101    9,169      705,280 SH        DEFINED      6          705,280
NIKE INC                      CL B              654106103  122,970    1,534,441 SH        DEFINED      7        1,534,441
NIKE INC                      CL B              654106103  730,341    9,113,314 SH        DEFINED      2        9,113,314
NIKE INC                      CL B              654106103   52,557      655,815 SH        DEFINED      6          655,815
OWENS CORNING NEW             COM               690742101   17,147      669,008 SH        DEFINED      3          669,008
OWENS CORNING NEW             COM               690742101    6,744      263,148 SH        DEFINED      5          263,148
OWENS CORNING NEW             COM               690742101    8,262      322,350 SH        DEFINED      8          322,350
OWENS CORNING NEW             COM               690742101   13,065      509,770 SH        SOLE                    509,770
POTASH CORP SASK INC          COM               73755L107   13,754       95,484 SH        DEFINED      3           95,484
POTASH CORP SASK INC          COM               73755L107    5,357       37,188 SH        DEFINED      5           37,188
POTASH CORP SASK INC          COM               73755L107    6,627       46,007 SH        DEFINED      8           46,007
POTASH CORP SASK INC          COM               73755L107   10,481       72,762 SH        SOLE                     72,762
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313      255        6,485 SH        SOLE                      6,485
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313    6,597      167,860 SH        DEFINED      3          167,860
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313    3,161       80,439 SH        DEFINED      8           80,439
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297      347       11,102 SH        SOLE                     11,102
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    8,963      286,824 SH        DEFINED      3          286,824
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297    4,319      138,199 SH        DEFINED      8          138,199
RESPONSE GENETICS INC         COM               76123U105    8,561    3,658,676 SH        DEFINED      6        3,658,676
RF MICRODEVICES INC           COM               749941100       88       14,400 SH        DEFINED      7           14,400
RF MICRODEVICES INC           COM               749941100      526       85,600 SH        DEFINED      2           85,600
STILLWATER MNG CO             COM               86074Q102    9,894      587,535 SH        DEFINED      3          587,535
STILLWATER MNG CO             COM               86074Q102    4,085      242,601 SH        DEFINED      5          242,601
STILLWATER MNG CO             COM               86074Q102    4,772      283,391 SH        DEFINED      8          283,391
STILLWATER MNG CO             COM               86074Q102    7,916      470,069 SH        SOLE                    470,069
WELLS FARGO & CO NEW          COM               949746101    8,855      352,594 SH        DEFINED      4          352,594
WELLS FARGO & CO NEW          COM               949746101   30,237    1,203,932 SH        DEFINED      1        1,203,932
WELLS FARGO & CO NEW          COM               949746101  102,708    4,089,528 SH        DEFINED      7        4,089,528
WELLS FARGO & CO NEW          COM               949746101  610,137   24,293,746 SH        DEFINED      2       24,293,746
WELLS FARGO & CO NEW          COM               949746101   40,042    1,594,345 SH        DEFINED      6        1,594,345

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